LEASES - Maturities of lease liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Operating Leases, Maturity
2020	₽ 11,832	$ 150.1
2021	8,535	108.2
2022	1,472	18.7
2023	792	10.0
2024	676	8.6
Thereafter	291	3.7
Total lease payments	23,598	299.3
Less imputed interest	(2,154)	(27.3)
Total operating lease liabilities	21,444	272.0	₽ 19,076
Finance Leases
2020	578	7.3
2021	566	7.2
2022	379	4.8
2023	31	0.4
2024	28	0.4
Thereafter	617	7.8
Total lease payments	2,199	27.9
Less imputed interest	(643)	(8.1)
Total	₽ 1,556	$ 19.8